Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Eventide Gilead Fund | Eventide Gilead Fund Class N
Prospectus [Line Items]
Annual Return [Percent]	(0.22%)	22.52%	(34.05%)	11.43%	55.11%	33.83%	(2.55%)	32.85%	0.90%	(2.15%)
Eventide Healthcare & Life Sciences Fund | Eventide Healthcare & Life Sciences Fund Class A Shares
Prospectus [Line Items]
Annual Return [Percent]	(10.36%)	10.76%	(19.83%)	(16.77%)	36.69%	58.30%	(0.44%)	45.51%	(16.25%)	14.87%
Eventide Balanced Fund | Eventide Balanced Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	9.49%	11.94%	(15.53%)	16.23%	18.25%	19.61%	(8.48%)	11.73%	9.03%
Eventide Dividend Growth Fund | Eventide Dividend Growth Fund Class A Shares
Prospectus [Line Items]
Annual Return [Percent]	16.28%	19.46%	(21.91%)	31.77%	25.06%	26.68%	(10.66%)
Eventide Limited-Term Bond Fund | Eventide Limited-Term Bond Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	3.61%	5.49%	(5.84%)	(1.41%)	3.60%	5.71%	(0.59%)	3.30%	1.10%	0.32%
Eventide Exponential Technologies Fund | Eventide Exponential Technologies Fund Class A Share
Prospectus [Line Items]
Annual Return [Percent]	2.23%	31.61%	(45.08%)	15.44%
Eventide Core Bond Fund | Eventide Core Bond Fund Class A Shares
Prospectus [Line Items]
Annual Return [Percent]	1.26%	4.90%	(13.61%)	(2.64%)
Eventide Large Cap Focus Fund | Eventide Large Cap Focus Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	15.79%	27.38%